Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819516
Amendment Description	Amendment No. 2
Amendment Flag	true